Property and Equipment, Net - Additional Information (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about property, plant and equipment [abstract]
Properties granted as collateral	$ 0	R$ 0	R$ 4,547